Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013	Oct. 31, 2015
Income Taxes [Line Items]
U.S. income (loss) from continuing operations before income taxes	$ 99	$ 58	$ 77
Non-U.S. income (loss) from continuing operations before income taxes	23	9	8
AMT credit carryforwards	9
Deferred tax assets, valuation allowance	29	56
Reduction of short term capital lease obligations	313
Taxes Payable	232			$ 57
Cash paid for taxes	9	7	3
Unrecognized tax benefits that would affect effective tax rate if recognized	7	8
Interest and penalties accrued for uncertain tax positions	2
Payment of tax receivable agreement	$ 39	32	5
Percentage of cash savings	85.00%
Federal
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 361
Federal research and development tax credits	22
State
Income Taxes [Line Items]
Operating Loss Carryforwards	684
Federal research and development tax credits	7
Other state tax credits	4
Foreign
Income Taxes [Line Items]
Operating Loss Carryforwards	52
Parent Company
Income Taxes [Line Items]
Payment of tax receivable agreement	$ 39	$ 32	$ 5